Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($) Towers	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of telecommunications towers | Towers	29,090
Property, plant and equipment, revaluation surplus	$ 38,353,719	$ 98,172,675	$ 107,152,628
Sitios Latinoamrica, S.A.B. de C.V [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revaluation surplus	$ 50,880,804